COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Jan. 31, 2023	Jan. 23, 2023	Mar. 29, 2021	Jan. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2023	Aug. 31, 2021	Apr. 01, 2021	Apr. 13, 2020
Common stock, share issued									13,827,049
Common stock shares issued for cash, shares			4,750,000				5,400,000		5,722,844	42,719,600
Restricted Stock Compensation							$ 184,167
Purchase of Common stock warrants								38,135
Additional warrants to be issued								861,851
Restated strike price								$ 45,000
Strike price								$ 0.05
Shares issuable upon exercise of common stock							10,992,438		700,000
Common Stock Shares Issued For Cash, Value			$ 475,000				$ 540,000		$ 450,000	$ 2,776,230
Shares of common stock on the conversion of debt							6,853,335
Common stock shares issued to debt holder, shares										3,980,000
Common stock shares issued debt holder, value										$ 1,513,366
Common stock issued on acquisition, share										9,296,617
Common stock issued on acquisition, value										$ 1,025,000
Common stock issued upon conversion, share			1,019,315	6,037,883					227,368	1,888,463
Convertible debt conversion, value									$ 22,387	$ 188,846
Stock-based compensation, share									8,426,837	3,151,416
Stock-based compensation, value									$ 1,817,123	$ 331,945
Repurchase of Common stock, share									1,250,000
Repurchase of Common stock, value							$ 0	$ 22,500	$ 100,000
Common stock issued for conversion of services related payables, shares										16,376,047
Common stock issued for conversion of services related payables, value										$ 638,215
Common stock issued for exercise of stock options, value									$ 2,100
Shares issued, warrants	10,992,438						10,992,438		30,673,688	19,350,000
Common Stock Warrants issued	196,148,863						196,148,863		181,320,528	167,493,479			10,420,000
Common stock warrants term	6 years
Committee [Member]
Additional compensation		$ 10,000
Chair of a Committee [Member]
Additional compensation		10,000
Common Stock Warrants [Member]
Exercise prices description										exercise price of $0.20 and $0.25
Common Stock Warrants issued to relate parties									42,438
Common Stock Warrants issued									392,438	19,350,000
Common shares issuable upon exercise of the Common Stock Warrants									130,273,688
Common stock warrants term									5 years
Warrants [Member]
Exercise price, per share									$ 0.08	$ 0.10		$ 0.10
Shares issued, warrants									19,350,000	3,900,000		6,700,000
Warrants 1 [Member]
Exercise price, per share									$ 0.10	$ 0.25		$ 0.25
Shares issued, warrants									1,794,704	6,700,000		150,000
Warrants 2 [Member]
Exercise price, per share									$ 0.08	$ 0.10
Shares issued, warrants									10,931,250	6,500,000
Warrants 3 [Member]
Exercise price, per share										$ 0.10
Shares issued, warrants										2,250,000
Restricted Stock Compensation [Member]
Restricted common stock issued for services, shares					200,000		2,425,000		250,000	250,000
Compensation		$ 60,000
Restricted common stock issued for srvice, value					$ 10,000		$ 312,761		$ 122,375
Price per share					$ 0.05				$ 0.089					$ 0.25
Restricted shares of common stock issued for bonus, value									$ 160,645
Restricted Stock Compensation [Member] | 2020 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value									$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares					1,300,000				4,000,000		150,000
Restricted Stock Compensation [Member] | 2021 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value					$ 176,160				$ 160,645
Restricted Shares Of Common Stock Issued For Bonus, Shares					1,600,000
Bonus share description on revenue basis					The Chief Executive Officer could earn fully vested restricted stock based on revenue bands; 800,000 for revenues from $2,600,000 to $3,200,000; 1,200,000 for revenues of $3,200,001 to $4,500,000; 1,600,000 for revenues of $4,500,001 to $5,999,999; or 2,000,000 for revenues above $6,000,000
Restricted Stock Compensation [Member] | 2022 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value									$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares									4,000,000
January 2021 [Member] | Equity Line of Credit [Member]
Common stockissued for commitment fee on note, shares										250,000
Common Stock shares						5,000,000
Purchase Price, Description						The purchase price of the stock will be at 75% of the lowest individual daily weight average price of the past five (5) trading days with the amount to be drawn down as the lesser of $250,000 or 300% of the average shares traded for the ten (10) days prior to the Closing Request Date with a minimum $25,000 put allowance
Exchange of common stock share									4,772,844
Line of credit, aggregate amout									350,000
Equity line of credit									$ 4,650,000